SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 11,397	$ 11,013
Depreciation	2,043	1,997
Exploration, evaluation and project expenses	361	350
Other expense (income)	(195)	(268)
Income before income taxes	2,814	1,681
Accretion expense	87	66
Disclosure of non-controlling interests [Abstract]
Profit (loss), attributable to non-controlling interests	681	585
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	2,760	2,848
Site operating costs, royalties and community relations	1,475	1,416
Depreciation	314	312
Exploration, evaluation and project expenses	23	21
Other expense (income)	10	(15)
Income before income taxes	938	1,114
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	1,737	1,316
Site operating costs, royalties and community relations	810	597
Depreciation	364	253
Exploration, evaluation and project expenses	14	12
Other expense (income)	7	4
Income before income taxes	542	450
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Revenue	1,008	814
Site operating costs, royalties and community relations	533	469
Depreciation	189	178
Exploration, evaluation and project expenses	5	7
Other expense (income)	1	0
Income before income taxes	280	160
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Revenue	1,118	1,303
Site operating costs, royalties and community relations	536	559
Depreciation	255	242
Exploration, evaluation and project expenses	4	24
Other expense (income)	7	17
Income before income taxes	316	461
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	448	528
Cost of sales, attributable to non-controlling interests	315	319
Profit (loss), attributable to non-controlling interests	130	195
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	1,335	1,236
Site operating costs, royalties and community relations	570	533
Depreciation	247	257
Exploration, evaluation and project expenses	0	9
Other expense (income)	34	11
Income before income taxes	484	426
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	267	247
Cost of sales, attributable to non-controlling interests	163	158
Profit (loss), attributable to non-controlling interests	99	88
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	670	598
Site operating costs, royalties and community relations	272	235
Depreciation	147	178
Exploration, evaluation and project expenses	0	2
Other expense (income)	8	41
Income before income taxes	243	142
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Revenue	795	868
Site operating costs, royalties and community relations	466	443
Depreciation	257	223
Exploration, evaluation and project expenses	37	11
Other expense (income)	(2)	11
Income before income taxes	37	180
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	591	570
Site operating costs, royalties and community relations	288	236
Depreciation	77	73
Exploration, evaluation and project expenses	0	4
Other expense (income)	61	48
Income before income taxes	165	209
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	442	463
Site operating costs, royalties and community relations	220	235
Depreciation	62	60
Exploration, evaluation and project expenses	0	3
Other expense (income)	13	25
Income before income taxes	147	140
Operating segments | Other Mines
Disclosure of operating segments [line items]
Revenue	1,591	1,553
Site operating costs, royalties and community relations	975	985
Depreciation	246	379
Exploration, evaluation and project expenses	6	10
Other expense (income)	78	70
Income before income taxes	286	109
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	12,047	11,569
Site operating costs, royalties and community relations	6,145	5,708
Depreciation	2,158	2,155
Exploration, evaluation and project expenses	89	103
Other expense (income)	217	212
Income before income taxes	3,438	3,391
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue	11,377	10,971
Site operating costs, royalties and community relations	5,873	5,473
Depreciation	2,011	1,977
Exploration, evaluation and project expenses	89	101
Other expense (income)	209	171
Income before income taxes	3,195	3,249
Accretion expense	49	36
Operating segments | Nevada Gold Mines
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	2,329	2,146
Cost of sales, attributable to non-controlling interests	1,580	1,422
Profit (loss), attributable to non-controlling interests	724	711
Operating segments | North Mara and Bulyanhulu[Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	165	165
Cost of sales, attributable to non-controlling interests	103	97
Profit (loss), attributable to non-controlling interests	50	55
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	41	37
Cost of sales, attributable to non-controlling interests	31	36
Profit (loss), attributable to non-controlling interests	10	0
Operating segments
Disclosure of operating segments [line items]
Income before income taxes	3,195	3,249
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(670)	(598)
Site operating costs, royalties and community relations	(272)	(235)
Depreciation	(147)	(178)
Exploration, evaluation and project expenses	0	(2)
Other expense (income)	(8)	(41)
Income before income taxes	$ (243)	$ (142)